Listing Expense (Tables)	9 Months Ended
Sep. 30, 2021
Text Block [abstract]
Summary Of Listing Expense

In thousands of euro	Nine months ended September 30, 2021
Listing expenses
Reverse merger impact in the unaudited condensed consolidated statement of profit or (loss) due to IFRS 2 accounting treatment
Fair value of shares issued	1,346,909
Fair Value of Warrants transferred	189,997

Total value of consideration	1,536,906
Less
Fair Value of net asset received	(534,297)

Total reverse merger impact in the unaudited condensed consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	1,002,609
Other expenses directly linked to the listing expense**	15,415

Total listing expense	1,018,024

**
Additionally, the company had incurred additional costs of EUR 15,415,000 in relation to the SPAC transaction and reverse merger which has been presented as a part of the Listing expense for the nine months ended September 30, 2021.